Cover	Oct. 10, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 10, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-42369
Entity Registrant Name	COHEN CIRCLE ACQUISITION CORP. I
Entity Central Index Key	0001894176
Entity Tax Identification Number	98-1634072
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1703
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	701-9555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	CCIRU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	CCIR
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share
Trading Symbol	CCIRW
Security Exchange Name	NASDAQ